FORM 13F COVER PAGE


Report for Quarter Ended:  June 30, 2001

Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              August 3, 2001
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     5538   605300 SH       SOLE                   605300
Allen Telecom Inc.             COM              018091108     8835   589025 SH       SOLE                   589025
America Service Group          COM              02364L109     6753   263775 SH       SOLE                   263775
Arrow Electronics Inc.         COM              042735100     1518    62500 SH       SOLE                    62500
Atlantis Plastics Inc.         COM              049156102     2253   704000 SH       SOLE                   704000
Black & Decker Corp.           COM              091797100     6001   152075 SH       SOLE                   152075
Caraustar Industries Inc.      COM              140909102     4954   538450 SH       SOLE                   538450
Carnival Corp.                 COM              143658102      307    10000 SH       SOLE                    10000
Cascade Corp.                  COM              147195101     6739   673850 SH       SOLE                   673850
Claire's Stores Inc.           COM              179584107     5252   271275 SH       SOLE                   271275
Flowserve Corp.                COM              34354P105     8127   264300 SH       SOLE                   264300
Gainsco Inc.                   COM              363127101     1933  1571700 SH       SOLE                  1571700
IDEX Corp.                     COM              45167R104     1984    58350 SH       SOLE                    58350
Lubrizol Corp.                 COM              549271104     4953   159525 SH       SOLE                   159525
M & T Bank Corp.               COM              55261F104     3185    42190 SH       SOLE                    42190
Midway Games Inc.              COM              598148104     9399   508033 SH       SOLE                   508033
Newfield Exploration Co.       COM              651290108     5589   174325 SH       SOLE                   174325
North Fork Bancorp             COM              659424105     1990    64200 SH       SOLE                    64200
Pier 1 Imports Inc.            COM              720279108     6857   596225 SH       SOLE                   596225
Sport-Haley Inc.               COM              848925103     1460   486800 SH       SOLE                   486800
Tandy Crafts Inc.              COM              875386104       13   243600 SH       SOLE                   243600
Tractor Supply Co.             COM              892356106     2227   139300 SH       SOLE                   139300
Trinity Industries Inc.        COM              896522109     6131   299050 SH       SOLE                   299050
WMS Industries Inc.            COM              929297109     8067   250750 SH       SOLE                   250750
Washington Federal Inc.        COM              938824109     6325   257967 SH       SOLE                   257967